Schedule of Provision for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal
State
Foreign
Current income tax
Federal	(2,531)	(2,429)
State	(483)	355
Foreign	(1,550)	(931)
Deferred income tax
Net Income Tax Expense